Stockholders’ Equity (Deficit) (Details) - USD ($)			12 Months Ended
	Aug. 30, 2024	Mar. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized			2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock shares authorized			300,000,000	300,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, voting rights			one vote
Common stock, shares issued			7,465,283	2,633,956
Common stock, shares outstanding			7,465,283	2,633,956
Gross proceeds (in Dollars)				$ (419,499)
Other expenses (in Dollars)	$ 380,001	$ 522,867
Prefund purchase price (in Dollars per share)			$ 0.0001
Description of sale of units			Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.
Issuance of common stock (in Dollars)			$ 746	$ 13,169	$ 11,733	$ 8,709	$ 8,689
Warrants description			Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below),
Series A and B Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Gross proceeds (in Dollars)			$ 3,850,000
Issuance of warrants (in Dollars)		260,803	$ 17,820,998
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of common stock (in Dollars)	222,566
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares issued			1
Gross proceeds (in Dollars)	157,435	3,850,000
Issuance of private placement common stock (in Dollars)		$ 262,064
Prefunded units			102,667
Prefund purchase price (in Dollars per share)			$ 37.5
Gross proceeds of deducting fees (in Dollars)	$ 4,000,000
Number of units issued			244,349
Issued price per unit (in Dollars per share)			$ 16.37
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued			7,465,283	2,633,956
Common stock, shares outstanding			7,465,283	2,633,956